Reportable segments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenue	$ 1,817,191	$ 1,943,655	$ 2,265,803
Cost of sales	(1,334,321)	(1,383,603)	(1,485,631)
Gross profit	482,870	560,052	780,172
Other incomes by function	26,893	18,218	32,048
Administrative expenses	(107,017)	(117,180)	(118,126)
Other expenses by function	(99,612)	(25,995)	(36,907)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	4,684	(1,057)	2,967
Other gains (losses)	(5,313)	(383)	6,404
Financial income	13,715	26,289	22,533
Finance costs	(82,199)	(76,939)	(57,807)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	8,940	9,786	6,351
Exchange differences	(4,423)	(2,169)	(16,597)
Profit (loss) before taxes	238,538	390,622	621,038
Income tax expense	(70,179)	(110,019)	(178,975)
Profit (loss) from continuing operations	168,359	280,603	442,063
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	168,359	280,603	442,063
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	164,518	278,115	439,830
Profit (loss) attributable to the non-controllers	3,841	2,488	2,233
Profit (loss)	168,359	280,603	442,063
Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	701,688	723,920	781,751
Cost of sales	(537,801)	(573,808)	(613,267)
Gross profit	163,887	150,112	168,484
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	163,887	150,112	168,484
Income tax expense	0	0	0
Profit (loss) from continuing operations	163,887	150,112	168,484
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	163,887	150,112	168,484
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Profit (loss)	163,887	150,112	168,484
Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	334,657	371,020	324,972
Cost of sales	(168,499)	(230,468)	(217,464)
Gross profit	166,158	140,552	107,508
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	166,158	140,552	107,508
Income tax expense	0	0	0
Profit (loss) from continuing operations	166,158	140,552	107,508
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	166,158	140,552	107,508
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Profit (loss)	166,158	140,552	107,508
Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	383,373	505,714	734,801
Cost of sales	(297,048)	(306,250)	(316,875)
Gross profit	86,325	199,464	417,926
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	86,325	199,464	417,926
Income tax expense	0	0	0
Profit (loss) from continuing operations	86,325	199,464	417,926
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	86,325	199,464	417,926
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Profit (loss)	86,325	199,464	417,926
Industrial chemicals [Member]
Statement [Line Items]
Revenue	160,608	94,875	108,267
Cost of sales	(119,092)	(63,590)	(72,964)
Gross profit	41,516	31,285	35,303
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	41,516	31,285	35,303
Income tax expense	0	0	0
Profit (loss) from continuing operations	41,516	31,285	35,303
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	41,516	31,285	35,303
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Profit (loss)	41,516	31,285	35,303
Potassium [Member]
Statement [Line Items]
Revenue	209,294	212,151	267,474
Cost of sales	(187,019)	(176,199)	(217,386)
Gross profit	22,275	35,952	50,088
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	22,275	35,952	50,088
Income tax expense	0	0	0
Profit (loss) from continuing operations	22,275	35,952	50,088
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	22,275	35,952	50,088
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Profit (loss)	22,275	35,952	50,088
Other products and services [Member]
Statement [Line Items]
Revenue	27,571	35,975	48,538
Cost of sales	(24,862)	(33,288)	(47,675)
Gross profit	2,709	2,687	863
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	2,709	2,687	863
Income tax expense	0	0	0
Profit (loss) from continuing operations	2,709	2,687	863
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	2,709	2,687	863
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Profit (loss)	2,709	2,687	863
Corporate unit [Member]
Statement [Line Items]
Revenue	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Other incomes by function	26,893	18,218	32,048
Administrative expenses	(107,017)	(117,180)	(118,126)
Other expenses by function	(99,612)	(25,995)	(36,907)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	4,684	(1,057)	2,967
Other gains (losses)	(5,313)	(383)	6,404
Financial income	13,715	26,289	22,533
Finance costs	(82,199)	(76,939)	(57,807)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	8,940	9,786	6,351
Exchange differences	(4,423)	(2,169)	(16,597)
Profit (loss) before taxes	(244,332)	(169,430)	(159,134)
Income tax expense	(70,179)	(110,019)	(178,975)
Profit (loss) from continuing operations	(314,511)	(279,449)	(338,109)
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	(314,511)	(279,449)	(338,109)
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	164,518	278,115	439,830
Profit (loss) attributable to the non-controllers	3,841	2,488	2,233
Profit (loss)	$ (314,511)	$ (279,449)	$ (338,109)